Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
4.	Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at September 30, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$2,483	$2.483	$—	$—

Total assets measured at fair value	$2,483	$2.483	$—	$—

	Fair value measurements at December 31. 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	$4,338	$4,338	$—	$—

Liabilities
Derivative liabilities	$35,700	$—	$—	$35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

The
Company’s financial assets carried at fair value are comprised of cash and cash equivalents. Cash and cash equivalents consist of money market accounts and bank deposits which are highly liquid and readily tradable. These assets are valued using inputs observable in active markets for identical securities.
Derivative liabilities
The Company recorded a gain of $
5.3
 million and $
0.1
 million on derivative liabilities for the
nine
months ended September
30
,
2022
and
2021
, respectively, which was attributed to compound derivative liabilities associated with the Scilex Pharma Notes (see Note
6)
. The fair value of the derivative liability associated with the Scilex Pharma Notes decreased by $
30.4
 million immediately after the entry into Amendment
No
.
4
(see Note
6)
associated with the Scilex Pharma Notes on June
2
,
2022
(see Note
6)
. Amendment
No
.
4
was accounted

for as troubled debt restructuring; therefore, the carrying amount of the Scilex Pharma Notes, net, was adjusted to reflect the aforementioned change in fair value of the derivative liability. The fair value of the derivative liability associated with the Scilex Pharma Notes was estimated using the discounted cash flow method combined with a

Monte Carlo simulation model including consideration of the terms of Amendment No. 4. Significant Level 3 assumptions used in the measurement included a
6.1
% risk adjusted net sales forecast and an effective debt yield of
21.5
% as of June 30, 2022. The Scilex Pharma Notes were fully extinguished in September 2022 (see Note 6) and, as such, there were no
remaining derivative liabilities as of September 30, 2022.
The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the nine months ended September 30, 2022:

Fair value
Balance at December 31, 2021	$35,700
Change in fair value measurement	(35,700)

Balance at September 30, 2022	$—

5 .	Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at December 31, 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	4,338	4,338	—	—
Liabilities
Derivative liabilities	35,700	—	—	35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

	Fair value measurements at December 31, 2020
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,839	$4,839	$—	$—

Total assets measured at fair value	4,839	4,839
Liabilities
Derivative liabilities	35,400	—	—	35,400

Total liabilities measured at fair value	$35,400	$—	$—	$35,400
The Company’s financial assets carried at fair value are comprised of cash and cash equivalents. Cash and cash equivalents consist of money market accounts and bank deposits which are highly liquid and readily tradable. These assets are valued using inputs observable in active markets for identical securities.
Derivative liabilities
The Company recorded a loss of $
0.3
 million, a gain of $
0.8
 million and a loss of $
23.3
 million on derivative liabilities for the years ended December
31
,
2021
,
2020
and
2019
, respectively, which was attributed to compound derivative liabilities associated with the Scilex Pharma Notes. The compound derivative liabilities consist of the fair value of various embedded features as further described in Note
8
. The fair value of the derivative liabilities associated with the Scilex Pharma Notes was estimated using the discounted cash flow method under the income approach combined with a Monte Carlo simulation model. This involves significant Level
3
inputs and assumptions.
The key assumptions for the compound derivative liabilities associated with the Scilex Pharma Notes for the year ended December
31
,
2021
included a
6.2
% risk-adjusted net sales forecast and an effective debt yield of
15.0
%. The key assumptions for the compound derivative liabilities associated with the Scilex Pharma Notes for the year ended December
31
,
2020
included a
7
% risk-adjusted net sales forecast, an effective debt yield of
15
% and an estimated probability of
100
% of not obtaining marketing approval before March
31
,
2021
. The key assumptions for the compound derivative liabilities associated with the Scilex Pharma Notes for the year ended December
31
,
2019
included an
8
% risk adjusted net sales forecast, an effective debt yield of
19.7
% and estimated probabilities of
100
% and
55
% of not obtaining marketing approval before March
31
,
2021
and July
1
,
2023
, respectively, and an estimated high probability of an initial public offering of the Company that satisfies certain valuation thresholds occurring prior to October
1
,
2020
.
The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2021, 2020 and 2019:

Fair value
Beginning Balance at December 31, 2018	$—
Additions	10,100
Re-measurement of fair value	23,300

Ending Balance at December 31, 2019	33,400
Additions	2,800
Re-measurement of fair value	(800)

Ending Balance at December 31, 2020	35,400
Additions	—
Re-measurement of fair value	300

Ending Balance at December 31, 2021	$35,700

Vicker's Vantage
FAIR VALUE MEASUREMENTS
NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At September 30, 2022 and December 31, 2021, assets held in the Trust Account were comprised of $101,293,086 and $139,410,739, respectively, in money market funds which are invested primarily in U.S. Treasury Securities. Through September 30, 2022, the Company did not withdraw any interest earned on the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$101,293,086	$139,410,739
Liabilities:
Warrant Liability – Private Placement Warrants	3	$1,162,800	$3,351,600
Conversion Option Liability (see Note 5)	3	$—	$6,892
The Private Placement Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our accompanying September 30, 2022 unaudited condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the unaudited condensed consolidated statements of operations.
Warrant Liability Measurement
The Company established the initial fair value for the private warrants on January 11, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation and subsequently implemented the Black-Scholes Option Pricing Model that was modified to capture the redemption features of the public warrants. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining the fair value of the private warrants are the expected volatility of the Company’s ordinary shares and the Company’s ordinary share price. The expected volatility of the ordinary shares was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. The ordinary share price was determined based on an iterative procedure that matched the estimated value of the ordinary shares and fractional warrant price to equate to the observed price of the outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the private warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are
re-evaluated
each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the three and nine months ended September 30, 2022 and 2021.
The following table provides quantitative information regarding Level 3 fair value measurements:

	As of September 30, 2022	As of December 31, 2021
Stock price	$10.33	$10.04
Strike price	$11.50	$11.50
Term (in years)	5.00	5.28
Volatility	0.0%	8.3%
Risk-free rate	4.03%	1.28%
Dividend yield	0.0%	0.0%
Fair value of warrants	$0.17	$0.49
The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,104,000)

Fair value of as of March 31, 2021	3,625,200
Change in valuation inputs or other assumptions	68,400

Fair value of as of June 30, 2021	3,693,600
Change in valuation inputs or other assumptions	1,162,800

Fair value of as of September 30, 2021	4,856,400
Change in valuation inputs or other assumptions	(1,504,800)

Fair value of as of December 31, 2021	3,351,600
Change in valuation inputs or other assumptions	410,400

Fair value as of March 31, 2022	3,762,000
Change in valuation inputs or other assumptions	(2,530,800)

Fair value as of June 30, 2022	1,231,200
Change in valuation inputs or other assumptions	(68,400)

Fair value as of September 30, 2022	$1,162,800

Conversion Option Liability Measurement
The Company assessed the provisions of the Convertible Promissory Notes under ASC
470-20.
The derivative component of the obligation is initially valued and classified as a derivative liability. The conversion option was valued using the compound option pricing model, which is considered to be a Level 3 fair value measurement (See Note 6).

	As of September 30, 2022	As of December 31, 2021
Underlying warrant value	$0.0000	$0.0103
Exercise price	$0.75	$0.75
Holding period	0.50	0.28
Risk-free rate	4.03%	1.28%
Volatility	5.3%	8.3%
Dividend yield	0.0%	0.0%
The following table presents the change in the fair value of conversion option liability:

Conversion Option Liability
Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in valuation inputs or other assumptions	(11,835)

Fair value of as of December 31, 2021	6,892
Initial measurement on January 10, 2022	—
Initial measurement on January 27, 2022	—
Change in valuation inputs or other assumptions	69,896

Fair value as of March 31, 2022	76,788
Change in valuation inputs or other assumptions	(76,788)

Fair value as of June 30, 2022 and September 30, 2022	$—

NOTE 9 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2021, assets held in the Trust Account were comprised of $139,410,739 in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2021, the Company did not withdraw any of interest earned on the Trust Account. At December 31, 2020, there were no assets in the Trust Account.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Investments held in Trust Account — U.S. Treasury Securities Money Market Fund	1	$139,410,739
Liabilities:
Warrant Liability — Private Placement Warrants	3	$3,351,600
Conversion Option Liability (see Note 5)	3	$6,892
Warrant Liability Measurement
The Company established the initial fair value for the private warrants on January 11, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation and subsequently implemented the Black-Scholes Option Pricing Model that was modified to capture the redemption features of the public warrants. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining the fair value of the private warrants are the expected volatility of the Company’s ordinary shares and the Company’s ordinary share price. The expected volatility of the ordinary shares was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. The ordinary share price was determined based on an iterative procedure that matched the estimated value of the ordinary shares and fractional warrant price to equate to the observed price of the outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the private warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated
each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.
There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2021.
The following table provides quantitative information regarding Level 3 fair value measurements:

As of December 31, 2021
Stock price	$10.04
Strike price	$11.50
Term (in years)	5.28
Volatility	8.3%
Risk-free rate	1.28%
Dividend yield	0.0%
Fair value of warrants	$0.49
The following table presents the changes in the fair value of warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$—
Initial measurement on January 11, 2021	7,729,200
Change in valuation inputs or other assumptions	(4,377,600)

Fair value as of December 31, 2021	$3,351,600

Conversion Option Liability Measurement
The Company assessed the provisions of the Convertible Promissory Notes under ASC
470-20.
The derivative component of the obligation is initially valued and classified as a derivative liability. The conversion option was valued using the compound option pricing model, which is considered to be a Level 3 fair value measurement (See Note 6).

	December 31, 2021	December 20, 2021 (Initial Measurement)
Underlying warrant value	$0.0103	$0.0281
Exercise price	$0.75	$0.75
Holding period	0.28	0.31
Risk-free rate %	1.28%	1.19%
Volatility%	8.3%	9.3%
Dividend yield %	0.0%	0.0%

The following table presents the change in the fair value of conversion option liability:

Fair value as of January 1, 2021	$—
Initial measurement on December 20, 2021	18,727
Change in fair value	(11,835)

Fair value as of December 31, 2021	$6,892